                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-A monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 10-JUL-06
--------------------------------------------------------------------------------
DAIMLERCHRYSLER AUTO TRUST 2006-A MONTHLY SERVICER'S CERTIFICATE (KM)
                                                                     PAGE 1 OF 2

Payment Determination Statement Number                               4
Distribution Date                                            10-Jul-06
Record Date                                                   7-Jul-06

DATES COVERED                                       FROM AND INCLUDING          TO AND INCLUDING
-------------                                       ------------------          ----------------
Collections Period                                        1-Jun-06                 30-Jun-06
Accrual Period                                            8-Jun-06                  9-Jul-06
30/360 Days                                                     30
Actual/360 Days                                                 32

                                                            NUMBER OF
COLLATERAL POOL BALANCE DATA                                ACCOUNTS                $ AMOUNT
----------------------------                                ---------          -----------------
Pool Balance - Beginning of Period                           90,408            $1,438,598,435.40
Collections of Installment Principal                                               31,606,178.90
Collections Attributable to Full Payoffs                                           22,750,219.59
Principal Amount of Repurchases                                                             0.00
Principal Amount of Gross Losses                                                    1,227,491.31
                                                                               -----------------
Pool Balance - End of Period(EOP)                            87,977            $1,383,014,545.60
                                                                               =================

POOL STATISTICS                                                                    END OF PERIOD
---------------                                                                    -------------
Initial Pool Balance (Pool Balance at the Purchase Date)                       $1,631,098,710.56
Pool Factor (Pool Balance as a % of Initial Pool Balance)                                  84.79%

Ending Overcollateralization(O/C) Amount                                       $  131,456,155.44
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)                              110.503%

Cumulative Net Losses                                                          $    1,067,498.25
Net Loss Ratio (3 mos weighted avg.)                                                       0.276%
Cumulative Recovery Ratio                                                                 48.682%

                                                                 $ AMOUNT       % OF EOP POOL BAL.  # OF ACCOUNTS
Delinquency Information:(1)                                    -------------    ------------------  -------------
  31-60 Days Delinquent                                        11,721,343.33          0.848%             714
  61-90 Days Delinquent                                         1,411,623.23          0.102%              82
  91-120 Days Delinquent                                          175,250.19          0.013%               9
  121 Days or More Delinquent                                      43,088.80          0.003%               1
  Reposessions                                                  2,323,936.30          0.168%             123

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                                     3,953,898.52
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)                     0.19793%

                                                    CURRENT MONTH     PRIOR MONTH
                                                   ---------------    -----------
Weighted Average A.P.R.                                      6.817%     6.826%
Weighted Average Remaining Term (months)                     47.53      48.36
Weighted Average Seasoning (months)                          16.44      15.55
CASH SOURCES                                                         O/C RELEASE   (Prospectus pg S31-S32)
   Collections of Installment Principal           $  31,606,178.90   Pool Balance                              $1,383,014,545.60
   Collections Attributable to Full Payoffs          22,750,219.59   Yield Supplement O/C Amount                  (81,898,794.58)
                                                                                                               -----------------
   Principal Amount of Repurchases                            0.00   Adjusted Pool Balance                     $1,301,115,751.02
   Recoveries on Loss Accounts                          556,985.06
   Collections of Interest                            8,347,733.75   Total Securities                          $1,251,558,390.16
                                                                                                               -----------------
   Investment Earnings                                  178,884.31
   Reserve Account                                    3,767,500.00   Adjusted O/C Amount                       $   49,557,360.86
                                                  ----------------
   TOTAL SOURCES                                  $  67,207,501.61
                                                  ================
                                                                     Target Overcollateralization Amount       $   65,055,787.55

CASH USES

     Servicer Fee                                 $   1,198,832.03
                                                                     O/C Release Period?                                No
     A Note Interest                                  5,298,532.04

     Priority Principal Distribution Amount                   0.00
                                                                     O/C Release                               $            0.00
     B Note Interest                                    193,606.67

     Reserve Fund                                     3,767,500.00
     Regular Principal Distribution Amount           56,749,030.87
     Distribution to Certificateholders                       0.00
                                                  ----------------
     TOTAL CASH USES                              $  67,207,501.61
                                                  ================

ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources              $  67,207,501.61
Investment Earnings in Trust Account                   (178,884.31)
Daily Collections Remitted                          (63,765,778.10)
Cash Reserve in Trust Account                        (3,767,500.00)
Servicer Fee (withheld)                              (1,198,832.03)
O/C Release to Seller                                         0.00
                                                  ----------------
     PAYMENT DUE TO/(FROM) TRUST ACCOUNT          $  (1,703,492.83)
                                                  ================

                                         Beginning            Ending          Principal    Principal per     Interest      Interest
NOTES                                     Balance            Balance           Payment       $1000 Face      Payment     $1000 Face
-----                                -----------------  -----------------  --------------  -------------  -------------  -----------
Class A-1  307,000,000.00 @ 4.7914%     108,307,421.03      51,558,390.16   56,749,030.87    184.8502634     461,283.71    1.5025528
Class A-2  485,000,000.00 @ 5.06%       485,000,000.00     485,000,000.00            0.00      0.0000000   2,045,083.33    4.2166667
Class A-3  510,000,000.00 @ 5.00%       510,000,000.00     510,000,000.00            0.00      0.0000000   2,125,000.00    4.1666667
Class A-4  159,800,000.00 @ 5.01%       159,800,000.00     159,800,000.00            0.00      0.0000000     667,165.00    4.1750000
Class B  45,200,000.00 @ 5.14%           45,200,000.00      45,200,000.00            0.00      0.0000000     193,606.67    4.2833334
                                     -----------------  -----------------  --------------                 -------------
   Total Notes                       $1,308,307,421.03  $1,251,558,390.16  $56,749,030.87                 $5,492,138.71
                                     =================  =================  ==============                 =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 32